Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes
17.	Income taxes:
(a)

The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2025 (2024 - 27%) as follows:

	Year ended December 31
	2025	2024
Income (loss) before income taxes:
Domestic	(32,205)	—
Foreign	909	—
Total	$(31,296)	$(57,775)
Statutory tax rate	27.0%	27.0%
Tax recovery	$(8,450)	$(15,599)
Increase (decrease) in income tax resulting from:
Non-deductible expenses and permanent differences:	—	1,045
Share-based compensation	2,565	—
SIF contribution liabilities	3,153	—
Change in fair value of SAFE liabilities	2,708	—
Change in fair value of Convertible Notes	(5,932)	—
Warrant consideration	520	—
Other	(241)	—
Adjustment for prior years	(59)	(140)
Tax rate differences – foreign & domestic	(12)	679
Non-refundable federal income tax credits	—	(22)
Impact of foreign exchange differentials and other	359	18
Changes in valuation allowance	5,463	14,014
Income tax (recovery) expense	$74	$(5)

(b)	The significant components of the deferred income tax assets, presented in long-term other assets on the consolidated balance sheets, are as follows:

	As of December 31
	2025	2024
Deferred income tax assets:
Net operating tax loss carry-forwards	$54,356	$47,884
Property and equipment and other	5,414	4,038
Research and development expenditures	13,846	13,205
Federal and provincial investment tax credits	7,487	7,140
Other	1,739	2,954
Total gross deferred income tax assets	82,842	75,221
Valuation allowance	(82,817)	(75,115)
Total deferred income tax assets	$25	$106

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is more likely than not. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

17.	Income taxes: (continued)
(c)	The Company has non-capital loss-carry forwards to offset future taxable income that expire as follows:

		United
Non-capital loss carry forwards	Canada	Kingdom
2026	$23	$—
2027	245	—
2028	353	—
2029	786	—
2030	1,354	—
2031	1,872	—
2032	2,306	—
2033	2,406	—
2034	2,613	—
2035	2,459	—
2036	4,463	—
2037	5,500	—
2038	6,134	—
2039	7,447	—
2040	16,438	—
2041	15,405	—
2042	38,314	—
2043	30,289	—
2044	26,633	—
2045	15,740
Indefinite	—	22,182
	$180,780	$22,182

The Company’s pool of deductible Scientific Research & Experimental Development expenditures at December 31, 2025 was $51,300 (CAD 70,308), and $48,905 (CAD 70,308) at December 31, 2024. These expenditures are available to offset future taxable income and have no expiry date.

The Company has investment tax credits of approximately $9,433 (CAD 12,929) as of December 31, 2025, and $8,993 (CAD 12,929) as of December 31, 2024. The investment tax credits will expire between 2028 and 2041 and are available to be applied against future Canadian federal and provincial income taxes payable.